UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

The Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: February 28

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/15 is included with this Form.

The Value Line Tax Exempt Fund, Inc.
Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (98.0%)
	ALABAMA (0.4%)
$310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2		$331,954

	ALASKA (0.3%)
200,000	North Slope Boro Alaska, General Obligation Unlimited, NATL-RE Insured, Ser. A, 5.00%, 6/30/17	Aa2		219,402

	ARIZONA (0.6%)
150,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/38	Aa2		170,457
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		252,925
				423,382
	ARKANSAS (0.7%)
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		542,960

	CALIFORNIA (13.9%)
150,000	Berkeley Joint Powers Financing Authority, Revenue Bonds, 5.00%, 10/1/20	AA	*	175,370
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33	Aa3		115,508
500,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1		565,025
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children’s Hospital, Ser. B, 5.00%, 8/15/26	Aa3		292,200
270,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3		289,956
225,000	California State Department of Water Resources Center Valley Project Water System, Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1		243,261
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa2		251,028
	California State Public Works Board, Revenue Bonds:
500,000	Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A1		583,800
150,000	Department of Health Services-Richmond Laboratory, Ser. B, 4.00%, 11/1/15	A1		153,393
250,000	Judicial Council Projects, Ser. D, 5.00%, 12/1/18	A1		284,937
200,000	Ser. H, 5.00%, 12/1/24	A1		247,242
	California State, General Obligation Unlimited:
565,000	5.00%, 2/1/38	Aa3		645,953
500,000	5.25%, 11/1/40	Aa3		589,195
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA+	*	262,902
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	A2		275,295
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	A2		271,522
150,000	Long Beach Community College District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/32	Aa2		141,621
	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds, Proposition C:
60,000	Senior Ser. B, 5.00%, 7/1/22	Aa3		73,612
75,000	Senior Ser. C, 5.00%, 7/1/21	AA+	*	90,780
	Los Angeles Unified School District, General Obligation Unlimited, Ser. B:
775,000	AMBAC Insured, 4.00%, 7/1/18 (2)	Aa2		805,085
135,000	AMBAC Insured, 5.00%, 7/1/18 (2)	Aa2		147,967
220,000	Marin Community College District, General Obligation Unlimited, Election 2004, Ser. B, 4.75%, 8/1/34	Aa1		248,004

1

March 31, 2015

Principal Amount		Rating (unaudited)		Value

	Metropolitan Water District of Southern California, Refunding Revenue Bonds:
$330,000	Ser. C, 4.00%, 10/1/22	Aa1		$376,355
60,000	Ser. F, 5.00%, 7/1/28	Aa1		72,248
150,000	Sacramento Municipal Utility District, Revenue Bonds, Ser. A, 5.00%, 8/15/41	A1		172,061
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		284,402
150,000	San Diego Public Facilities Financing Authority Water Revenue, Revenue Bonds, Ser. A, 5.25%, 8/1/38	Aa2		167,360
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa2		204,558
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	A1		929,872
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa2		164,499
200,000	State of California, General Obligation Unlimited, 4.00%, 3/1/25	Aa3		229,552
250,000	State of California, General Obligation Unlimited, Refunding Bonds, 5.25%, 2/1/29	Aa3		294,822
	State of California, General Obligation Unlimited, Various Purpose Bonds:
250,000	5.00%, 9/1/41	Aa3		283,505
260,000	5.50%, 4/1/21	Aa3		304,871
150,000	University of California Limited Project, Revenue Bonds, Ser. G, 5.00%, 5/15/37	Aa3		171,795
				10,409,556
	COLORADO (0.8%)
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		571,930

	CONNECTICUT (0.7%)
200,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		203,834
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		289,908
				493,742
	DELAWARE (0.3%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	224,420

	DISTRICT OF COLUMBIA (0.1%)
100,000	District of Columbia Income Tax Secured Revenue, Revenue Bonds, Ser. G, 5.00%, 12/1/36	Aa1		114,869

	FLORIDA (4.9%)
660,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, AGM Insured, 4.50%, 7/1/18	A2		699,554
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 10/1/23	A1		293,835
	City of Jacksonville, Florida Special Revenue, Revenue Bonds:
250,000	Ser. A, 5.25%, 10/1/30	Aa3		295,725
125,000	Ser. B, 5.00%, 10/1/17	Aa3		138,066
75,000	Hillsborough County Industrial Development Authority, Hospital Revenue Refunding Bonds, Tampa General Hospital Project, Ser. A, 5.00%, 10/1/20	A3		86,854
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, NATL-RE Insured, 5.00%, 7/1/22	Aa2		452,300
300,000	Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/23	A3		356,004
750,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		870,315
215,000	Polk County Florida Public Facilities, Revenue Bonds, NATL-RE Insured, 5.00%, 12/1/21	Aa3		221,876
250,000	State of Florida, Department of Transportation, General Obligation Unlimited, 5.00%, 7/1/22	Aa1		303,007
				3,717,536

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)	Value

	GEORGIA (3.1%)
$150,000	Augusta Georgia Water & Sewerage Revenue, Revenue Bonds, 4.00%, 10/1/28	A1	$161,496
500,000	City of Atlanta, Georgia Water & Wastewater Revenue, Revenue Bonds, Ser. B, AGM Insured, 5.25%, 11/1/34	Aa3	568,975
200,000	County of DeKalb Georgia Water & Sewerage Revenue, Revenue Bonds, Ser. A, 4.00%, 10/1/15	Aa3	203,842
	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser.:
125,000	5.25%, 7/1/36	Aa3	142,594
500,000	Ser. A, 4.00%, 7/1/36	Aa3	523,700
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2	704,302
			2,304,909
	GUAM (0.4%)
	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured:
150,000	5.00%, 10/1/20	A2	175,757
120,000	5.00%, 10/1/39	A2	139,280
			315,037
	HAWAII (0.7%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2	556,872

	IDAHO (0.8%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	A2	285,528
250,000	Idaho State Building Authority, Revenue Bonds, 5.00%, 9/1/40	Aa2	284,445
			569,973
	ILLINOIS (2.6%)
100,000	Cook County Forest Preserve District, General Obligation Unlimited, Ser. C, 5.00%, 12/15/37	A1	111,701
200,000	Cook County, General Obligation Unlimited, Ser. C, 4.25%, 11/15/19	A1	220,654
250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2	283,225
150,000	Illinois State Toll Highway Authority, Revenue Bonds, Ser. C, 5.00%, 1/1/37	Aa3	171,105
250,000	Illinois State, General Obligation Unlimited, 5.00%, 3/1/16	A3	259,710
190,000	Kane Kendall Etc Counties Community College District No. 516, General Obligation Unlimited, Ser. A, 5.00%, 12/15/20	Aa1	223,824
500,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2	552,525
150,000	University of Illinois, Revenue Bonds, Auxiliary Facilities System, Ser. A, 5.00%, 4/1/17	Aa3	162,915
			1,985,659
	INDIANA (2.3%)
605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/21	A3	613,343
295,000	Franklin Township School Building Corporation Unrefunded First Mortgage, Marion County, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/23	A3	299,103
750,000	Saint Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa	827,775
			1,740,221

3

March 31, 2015

Principal Amount		Rating (unaudited)		Value

	IOWA (0.7%)
$500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa		$517,155

	KANSAS (0.7%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa		518,040

	KENTUCKY (0.7%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects, Ser. A, 5.00%, 7/1/19	Aa2		520,232

	LOUISIANA (0.7%)
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3		295,180
145,000	State of Louisiana Gasoline & Fuels Tax Revenue, Revenue Bonds, Ser. C-1, 5.00%, 5/1/30	Aa2		169,299
85,000	State of Louisiana Highway Improvement Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/28	Aa3		101,393
				565,872
	MAINE (0.9%)
	Maine Municipal Bond Bank, Revenue Bonds:
225,000	Ser. D, 4.00%, 11/1/20	AA+	*	253,766
100,000	Ser. E, 5.00%, 11/1/18	Aa2		110,914
200,000	Maine State Health & Higher Educational Facilities Authority Revenue, Refunding Revenue Bonds, Colby College, Ser. A, 5.00%, 7/1/39	Aa2		230,348
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		113,838
				708,866
	MARYLAND (0.8%)
500,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa		551,515
50,000	University System of Maryland, Auxiliary Facilities & Tuition Revenue, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa1		53,467
				604,982
	MASSACHUSETTS (4.9%)
245,000	Martha’s Vineyard Land Bank, Revenue Bonds, AMBAC Insured, 4.25%, 5/1/36 (2)	A-	*	249,809
500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1		522,385
	Massachusetts Development Finance Agency:
500,000	Harvard University, Revenue Bonds, Ser. B-2, 5.25%, 2/1/34	Aaa		584,955
75,000	Partners Healthcare, Revenue Bonds, Ser. L, 5.00%, 7/1/36	Aa3		84,949

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

$250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa		$290,030
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		642,705
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa2		286,182
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Consolidated Loan, Ser. C, 5.00%, 8/1/37 (2)	Aa1		382,291
115,000	Town of Nantucket, Massachusetts Municipal Purpose Loan, General Obligation Limited, 4.13%, 2/15/24	Aa1		123,898
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Senior Ser. 1, 5.00%, 11/1/15	Aa2		514,195
				3,681,399
	MICHIGAN (0.6%)
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa2		269,118
145,000	Michigan Finance Authority, State Revolving Fund Revenue, Clean Water, Refunding Revenue Bonds, 5.00%, 10/1/20	AAA	*	172,032
				441,150
	MISSISSIPPI (0.4%)
300,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2		332,466

	NEBRASKA (0.8%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3, 5.00%, 9/1/21	Baa1		326,630
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1		266,340
				592,970
	NEVADA (0.8%)
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2		266,647
200,000	County of Clark, Nevada Refunding, General Obligation Limited, Ser. B, 4.00%, 7/1/17	Aa1		214,754
100,000	County of Washoe, Nevada Refunding, General Obligation Limited, Ser. A, 4.00%, 3/1/17	Aa2		106,253
				587,654
	NEW HAMPSHIRE (0.7%)
500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1		540,300

	NEW JERSEY (4.3%)
500,000	New Jersey Economic Development Authority, Revenue Bonds, 5.00%, 6/15/15	Baa1		504,745
100,000	New Jersey Institute of Technology, Revenue Bonds, Ser. A, General Obligation of Institution Insured, 5.00%, 7/1/42	A1		112,662
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,176,190
	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds:
125,000	AHS Hospital Corp., 5.00%, 7/1/17	A1		136,008
245,000	Hospital Asset Transformation, Ser. A, 5.25%, 10/1/18	A2		278,413
150,000	Ser. A, 4.00%, 7/1/26	A3		159,654
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System:
245,000	Ser. A, AMBAC Insured, 4.75%, 12/15/37 (2)	A2		260,866
250,000	Ser. B, 5.00%, 6/15/18	A2		272,678
	New Jersey State Turnpike Authority, Revenue Bonds:
165,000	Ser. A, 5.00%, 1/1/29	A3		188,895

5

March 31, 2015

Principal Amount		Rating (unaudited)		Value

$100,000	Ser. F, 5.00%, 1/1/35	A3		$112,191
				3,202,302
	NEW MEXICO (0.6%)
140,000	County of Santa Fe New Mexico Gross Receipts Tax Revenue, Revenue Bonds, Ser. A, 4.00%, 6/1/20	Aa3		157,088
250,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1		282,133
				439,221
	NEW YORK (8.5%)
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa2		162,428
750,000	County of Westchester, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aa1		796,185
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	Aa1		446,480
110,000	Long Island Power Authority, Revenue Bonds, Ser. B, 5.00%, 9/1/23	Baa1		129,896
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A2		228,128
	New York State Dormitory Authority, Revenue Bonds:
170,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	A2		170,666
100,000	Cornell University, Ser. A, 5.00%, 7/1/40	Aa1		115,040
50,000	Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/25	Aa3		59,028
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	Aa1		566,960
150,000	State Personal Income Tax Revenues General Purpose, Ser. A, 4.50%, 3/15/35	Aa1		163,983
250,000	State Personal Income Tax Revenues General Purpose, Ser. A, 5.00%, 2/15/23	Aa1		304,730
100,000	State Supported Debt, State University Dormitory Facilities, Ser. A, 4.00%, 7/1/15	Aa2		100,952
400,000	New York State Environmental Facilities Corp., Revenue Bonds, Ser. A, 5.00%, 12/15/16	Aa1		431,644
	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds:
500,000	Ser. B, 5.00%, 6/15/28	Aaa		558,090
125,000	Ser. C, 4.13%, 6/15/22	Aaa		131,495
150,000	New York State Urban Development Corp., State Personal Income Tax Revenue, Revenue Bonds, Ser. C, 5.00%, 12/15/17	Aa1		166,914
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa3		103,975
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3		114,850
	Triborough Bridge & Tunnel Authority, Revenue Bonds:
250,000	FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	A1		296,057
100,000	Subser. D, 5.00%, 11/15/15	A1		103,031
500,000	Subser. D, 5.00%, 11/15/26	A1		564,295
100,000	Unrefunded, Ser. C, 5.00%, 11/15/19	Aa3		113,887
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA	*	517,010
				6,345,724
	NEW YORK CITY (6.0%)
	City of New York, General Obligation Unlimited:
350,000	Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2		387,275
250,000	Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		288,860
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2		259,460
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
500,000	Ser. C, 4.75%, 6/15/33	Aa1		522,460
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		262,073
100,000	Ser. DD, 5.00%, 6/15/34	Aa2		115,549
60,000	Ser. FF, 5.00%, 6/15/45	Aa2		67,309
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2		226,050

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

$150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2		$172,827
500,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		536,760
	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
300,000	Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		340,350
265,000	Prerefunded, Ser. B, 5.00%, 11/1/23		**	289,009
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		170,634
160,000	Subser. F-1, 5.00%, 5/1/23	Aa1		194,819
135,000	Unrefunded, Ser. B, 5.00%, 11/1/23	Aa1		147,061
200,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2012, Subser. S-1A, State Aid Withholding Insured, 4.00%, 7/15/21	Aa2		226,934
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art, Ser. 1A, 5.00%, 4/1/28	Aa2		280,887
				4,488,317
	NORTH CAROLINA (2.6%)
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	A-	*	318,527
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A1		397,797
250,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		284,090
85,000	North Carolina Medical Care Commission, Revenue Bonds, Wake Forest Baptist Obligated Group, Ser. B, 5.00%, 12/1/24	A2		99,394
	Raleigh Durham Airport Authority, Revenue Bonds:
195,000	Ser. A, 5.00%, 5/1/36	Aa3		221,725
250,000	Ser. B-1, 5.00%, 11/1/28	Aa3		287,690
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		330,010
				1,939,233
	NORTH DAKOTA (0.7%)
290,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Ser. E, 5.00%, 5/1/25	Aa1		359,762
135,000	North Dakota Public Finance Authority, State Revolving Fund Program, Revenue Bonds, Ser. A, 5.00%, 10/1/26	Aaa		160,476
				520,238
	OHIO (3.5%)
200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA+	*	232,684
325,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa1		326,943
1,000,000	Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	A3		1,112,050
350,000	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, The Cleveland Museum Art Project, 5.00%, 10/1/19	AA+	*	403,686
150,000	Columbus Ohio Metropolitan Library Special Obligation, Revenue Bonds, Ser. 1, 5.00%, 12/1/23	Aa2		175,781
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		343,128
				2,594,272

7

March 31, 2015

Principal Amount		Rating (unaudited)		Value

	OKLAHOMA (0.4%)
$250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	$295,795

	OREGON (0.8%)
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		607,225

	PENNSYLVANIA (4.3%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		584,460
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	AA-	*	228,804
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	A2		550,960
1,000,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,121,450
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	Aa3		329,817
	University of Pittsburgh-of the Commonwealth System of Higher Education, Capital Project Revenue Bonds, Ser. B:
50,000	5.00%, 9/15/31	Aa1		56,503
100,000	5.00%, 9/15/19	Aa1		115,985
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	252,515
				3,240,494
	RHODE ISLAND (0.7%)
500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Consolidated Capital Development Loan, Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		537,430

	SOUTH CAROLINA (2.1%)
500,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		541,780
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aa1		398,489
150,000	Clemson University South Carolina Athletic Facilities, Refunding Revenue Bonds, 3.00%, 5/1/20	Aa3		160,923
195,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		214,381
250,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Georgetown Hospital, Ser. B, 3.50%, 2/1/25	A3		251,958
				1,567,531
	TENNESSEE (0.5%)
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A2		274,160
90,000	Tennessee Housing Development Agency, Revenue Bonds, Ser. 1C, 3.05%, 1/1/24	Aa1		93,938
				368,098

8

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	TEXAS (11.0%)
$1,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		$1,743,509
65,000	City of Austin Texas, Water & Wastewater System Revenue, Revenue Bonds, 5.00%, 11/15/32	Aa2		75,375
100,000	City of Dallas, Unrefunded General Obligation Limited, Refunding Bonds, 5.00%, 2/15/23	Aa1		120,409
160,000	City of El Paso Texas, Water & Sewer Revenue, Improvement Refunding Revenue Bonds, Ser. A, 5.00%, 3/1/23	AA+	*	191,990
150,000	City of Houston Texas, Public Improvement Refunding Bonds, General Obligation Limited, Ser. A, 5.00%, 3/1/25	Aa2		170,954
70,000	City of Lubbock, Texas Certificates of Obligation, Waterworks System, General Obligation Limited, 5.00%, 2/15/23	Aa2		85,532
200,000	City of San Antonio Texas, Water System Revenue, Junior Lien, Refunding Revenue Bonds, Ser. B, 5.00%, 5/15/32	Aa2		236,992
250,000	Fort Worth Independent School District, School Building, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 2/15/20	Aa1		293,083
1,170,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa3		1,337,661
500,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%, 8/15/32	AAA	*	522,765
5,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	1,159,750
250,000	Lower Colorado River Authority, Revenue Bonds, Ser. A, 5.00%, 5/15/31	A2		286,185
135,000	North Fort Bend Water Authority, Revenue Bonds, AGM Insured, Ser. A, 3.00%, 12/15/19	A2		144,030
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of the Incarnate Word, 5.00%, 12/1/23	A3		235,888
250,000	State of Texas, Water Financial Assistance, General Obligation Unlimited, Ser. B, 5.00%, 8/1/16	Aaa		265,655
275,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Ser. A, 5.00%, 11/15/38	Aa3		307,851
125,000	University of Texas Financing System, Revenue Bonds, Ser. D, 4.25%, 8/15/19	Aaa		141,235
515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (2)	A3		523,564
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/30	AAA	*	398,989
				8,241,417
	VERMONT (0.7%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College, 5.00%, 10/1/42	Baa1		218,812
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		295,285
				514,097
	VIRGINIA (0.4%)
250,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program, Ser. C, 5.00%, 11/1/18	Aaa		284,945

	WASHINGTON (3.0%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		271,198
100,000	City of Seattle Washington, Water System Revenue, Revenue Bonds, Ser. B, 4.00%, 8/1/15	Aa1		101,296
100,000	County of Pierce Washington, Sewer Revenue, Revenue Bonds, 4.00%, 8/1/37	Aa3		103,664
	Energy Northwest Washington Electric Refunding-Project 3, Revenue Bonds:
300,000	Ser. A, 5.00%, 7/1/17	Aa1		329,100
120,000	Ser. D, 5.00%, 7/1/16	Aa1		127,062

9

March 31, 2015

Principal Amount		Rating (unaudited)		Value

$250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33	A1		$285,690
200,000	Seattle Museum Development Authority, Special Obligation Refunding Bonds, Municipal Government Guaranteed, 5.00%, 4/1/26	Aa1		244,222
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa3		362,971
100,000	Washington State, Motor Vehicle Fuel Tax, General Obligation Unlimited, Ser. B, 5.00%, 7/1/24	Aa1		123,836
250,000	Washington State, Motor Vehicle Tax - Senior 520, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32	Aa1		288,937
				2,237,976
	WEST VIRGINIA (0.2%)
175,000	West Virginia School Building Authority, Revenue Bonds, 5.00%, 7/1/17	A1		191,396

	WISCONSIN (2.1%)
150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa2		158,840
200,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Froedtert Health, Ser. A, 5.00%, 4/1/23	AA-	*	234,154
250,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Ser. B, 5.00%, 2/15/24	A-	*	286,685
750,000	Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20	Aa2		863,437
				1,543,116
	WYOMING (0.3%)
220,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A+	*	244,424

	TOTAL LONG-TERM MUNICIPAL SECURITIES (98.0%) (Cost $70,095,527)			$73,536,759
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)			1,495,087
	NET ASSETS (3) (100.0%)			$75,031,846
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($75,031,846 ÷ 7,430,424 shares outstanding)			$10.10

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)
For federal income tax purposes, the aggregate cost was $70,095,527, aggregate gross unrealized appreciation was $3,483,537, aggregate gross  unrealized depreciation was $42,305 and the net unrealized appreciation was $3,441,232.

AGM	Assured Guaranty Municipal.
AMBAC	American Municipal Bond Assurance Corporation.
Assured GTY	Assured Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance.
MBIA	Municipal Bond Investors Assurance Corporation.
NATL-RE	National Public Finance Guarantee Corporation.
PSF-GTD	Permanent School Fund Guaranteed.

10

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$-	$73,536,759	$-	$73,536,759
Total Investments in Securities	$-	$73,536,759	$-	$73,536,759

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 29, 2015